Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Concession right on forest land	$8,007,893	$7,671,969
Less: Accumulated amortization	(233,414)	(17,202)
Impairment of intangible assets	(496,448)	-
Intangible assets, net	$7,278,031	$7,654,767

Schedule of Estimated Future Amortization Expense

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2026	$202,102
2027	202,102
2028	202,102
2029	202,102
2030	202,102
Thereafter	6,267,521
Total	$7,278,031